Condensed parent company financial information - Condensed Parent Company Statement of Profit/(Loss) and Other Comprehensive Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Administrative expenses		$ (359)	$ (338)	$ (353)
Operating profit/loss		1,041	1,066	628
Financial income		63	39	22
Financial expenses		(203)	(91)	(118)
Profit/(loss) before tax		897	1,010	540
Tax	[1]	(269)	(260)	(164)
Profit for the year		628	750	376
Items that may be subsequently reclassified to profit or loss:
(Losses)/gains on cash flow hedges, including related tax charge of $2m (2023: $1m charge; 2022: $2m credit)		(124)	(30)	35
Costs of hedging		(11)	0	3
Hedging losses/(gains) reclassified to financial expenses		165	28	(43)
Exchange (losses)/gains on translation		4	(137)	187
Total other comprehensive income/(loss) for the year		33	(129)	192
Total comprehensive income for the year		661	621	568
Parent Company [member]
Profit or loss [abstract]
Administrative expenses		(2)	(2)	(2)
Operating profit/loss		(2)	(2)	(2)
Dividend income from subsidiary undertakings		762	1,877	858
Financial income		30	30	4
Financial expenses		(81)	(77)	(85)
Profit/(loss) before tax		709	1,828	775
Tax		16	16	21
Profit for the year		725	1,844	796
Items that may be subsequently reclassified to profit or loss:
(Losses)/gains on cash flow hedges, including related tax charge of $2m (2023: $1m charge; 2022: $2m credit)		(51)	(36)	36
Costs of hedging		1	2	3
Hedging losses/(gains) reclassified to financial expenses		57	35	(43)
Exchange (losses)/gains on translation		(38)	119	(110)
Total other comprehensive income/(loss) for the year		(31)	120	(114)
Total comprehensive income for the year		$ 694	$ 1,964	$ 682

[1]	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.